ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
18.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As at December 31,
	2014	2015	2015
	RMB	RMB	US$
Accrued expenses	13,986	13,539	2,090
Salaries and welfare payable	5,178	5,518	852
Business and other taxes payable	6,627	5,949	918
Unrecognized tax positions (note 22)	36,616	61,487	9,492
Derivative liability*	33,663	688	106
Short-term secured borrowing (note 19)	—	85,112	13,139
MD Anderson consulting fee payable	—	22,672	3,500
Other accruals	34,123	34,375	5,307
	130,193	229,340	35,404

*
Derivative liability represented the compound derivative bifurcated from the IFC convertible loan (note 17) which was subject to fair value remeasurment for each reporting period. Gain on changes in the fair value of derivative liability of RMB2,605 and RMB33,731 (US$5,207) was recognized in the consolidated statements of comprehensive income for the years ended December 31, 2014 and 2015, respectively.